PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31,	December 31,
	2025	2024
Building	$198,508	$248,620
Leasehold improvement	699,637	648,193
Structures	5,460	5,404
Facilities - asset retirement obligation	418,884	401,190
Vehicles	21,084	20,145
Tools, Furniture, and Fixtures	268,328	270,204
Machinery and equipment	121,998	120,749
Land	529,401	523,979
Finance lease right of use assets	723,818	705,385
Software	15,129	12,361
	3,002,247	2,956,230
Accumulated impairment	-	-
Accumulated depreciation	(1,536,719)	(1,447,932)
Property and equipment, net of accumulated depreciation	$1,465,528	$1,508,298

Depreciation and amortization expenses were $461,454, $469,299 and $333,583 for the years ended December 31, 2025, 2024 and 2023, respectively.

Asset Retirement Obligations

An asset retirement obligation is recognized in the period in which sufficient information exists to determine the fair value of the liability along with a corresponding increase to the carrying amount of the related property, and equipment, which is then depreciated over its useful life. As of December 31, 2025, our asset retirement obligations relate to our stores in Japan, that have government imposed or other legal remediation obligations. The following is a summary of our asset retirement obligation activity.

	December 31,	December 31,
	2025	2024
Balance, beginning of period	$477,668	$499,873
Obligations Incurred	4,956	4,674
Acquisition	26,003	55,631
Settlements	(44,692)	(28,368)
Foreign Exchange & Other Adjustments	3,568	(54,142)
Balance, end of period	$467,503	$477,668